Expense Example {- Fidelity Advisor® Series Equity Growth Fund} - 11.30 Fidelity Advisor Series Equity Growth Fund PRO-07 - Fidelity Advisor® Series Equity Growth Fund - Fidelity Advisor Series Equity Growth Fund-Default (Deleted)
Jan. 29, 2021 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	2
10 years	$ 9